Policyholder liabilities and unallocated surplus (Tables)	12 Months Ended
Dec. 31, 2022
Policyholder liabilities and unallocated surplus
Schedule of movements in policyholder liabilities and unallocated surplus of with-profits funds

	With-	Shareholder-backed business		Total
	profits	Unit-linked	Other
	business	liabilities	business
	$m	$m	$m	$m
At 1 Jan 2021	86,410	32,506	46,639	165,555
Comprising:
- Policyholder liabilities on the balance sheet
(excludes $296,513 million from discontinued US operations)	81,193	25,433	38,107	144,733
- Unallocated surplus of with-profits funds on the balance sheetnote (i)	5,217	—	—	5,217
- Group’s share of policyholder liabilities relating to joint ventures and associatesnote (ii)	—	7,073	8,532	15,605
Premiums:note (iii)
New business	1,990	3,038	2,172	7,200
In-force	7,096	2,406	5,286	14,788
	9,086	5,444	7,458	21,988
Surrendersnotes (iii)(iv)	(844)	(3,326)	(734)	(4,904)
Maturities/deaths/other claim events	(2,116)	(215)	(1,123)	(3,454)
Net flows	6,126	1,903	5,601	13,630
Shareholders’ transfers post-tax	(134)	—	—	(134)
Investment-related items and other movementsnote (v)	2,499	897	(3,505)	(109)
Foreign exchange translation differencesnote (vi)	(899)	(550)	(239)	(1,688)
At 31 Dec 2021/1 Jan 2022	94,002	34,756	48,496	177,254
Comprising:
- Policyholder liabilities on the balance sheet	88,618	25,651	37,646	151,915
- Unallocated surplus of with-profits funds on the balance sheetnote (i)	5,384	—	—	5,384
- Group's share of policyholder liabilities relating to joint ventures and associatesnote (ii)	—	9,105	10,850	19,955
Premiums:note (iii)
New business	2,244	1,838	2,697	6,779
In-force	5,809	2,404	5,623	13,836
	8,053	4,242	8,320	20,615
Surrendersnotes (iii)(iv)	(1,233)	(2,763)	(677)	(4,673)
Maturities/deaths/other claim events	(2,103)	(200)	(1,712)	(4,015)
Net flows	4,717	1,279	5,931	11,927
Shareholders' transfers post-tax	(158)	—	—	(158)
Investment-related items and other movementsnote (v)	(20,677)	(2,802)	(14,623)	(38,102)
Foreign exchange translation differencesnote (vi)	(197)	(1,836)	(2,181)	(4,214)
At 31 Dec 2022	77,687	31,397	37,623	146,707
Comprising:
- Policyholder liabilities on the balance sheet	74,192	22,842	25,229	122,263
- Unallocated surplus of with-profits funds on the balance sheetnote (i)	3,495	—	—	3,495
- Group's share of policyholder liabilities relating to joint ventures and associatesnote(ii)	—	8,555	12,394	20,949

Average policyholder liability balancesnote (vii)
2022	81,405	33,076	43,060	157,541
2021	84,905	33,631	47,568	166,104

Notes

(i)

Unallocated surplus of with-profits funds represents the excess of assets over policyholder liabilities, determined in accordance with the Group's accounting policies, that have yet to be appropriated between policyholders and shareholders for the Group's with-profits funds in Hong Kong and Malaysia. In Hong Kong, the unallocated surplus includes the shareholders' share of expected future bonuses, with the expected policyholder share being included in policyholder liabilities. Any excess of assets over liabilities and amounts expected to be paid out by the fund on future bonuses is also included in the unallocated surplus.

(ii)

The Group’s investments in joint ventures and associates are accounted for on an equity method and the Group’s share of the policyholder liabilities as shown above relate to the life business of CPL, India and the Takaful business in Malaysia.

(iii)

The analysis includes the impact of premiums, claims and investment movements on policyholders’ liabilities. The impact does not represent premiums, claims and investment movements as reported in the income statement. For example, premiums shown above are after any deductions for fees/charges; claims (surrenders, maturities, deaths and other claim events) shown above represent the policyholder liabilities provision released rather than the claims amount paid to the policyholder. The analysis also includes net flows of the Group’s insurance joint ventures and associate.

(iv)	The rate of surrenders for shareholder-backed business (expressed as a percentage of opening policyholder liabilities) is 4.1 per cent in 2022 (2021: 5.1 per cent).
(v)

Investment-related items and other movements in 2022 primarily represents the effects of higher interest rates on the discount rates applied in the measurement of the policyholder liabilities, together with bond losses due to rising interest rates and lower level of investment returns from equities following the falls in equity markets , primarily in Hong Kong and Singapore with profits-fund. Other business also includes the effect of the early adoption of the Risk-Based Capital Regime in Hong Kong as discussed in note C3.2 below.

(vi)

Movements in the year have been translated at the average exchange rates for the year. The closing balance has been translated at the closing spot rates as at 31 December. Differences upon retranslation are included in foreign exchange translation differences.

(vii)

Average policyholder liabilities have been based on opening and closing balances, adjusted for any acquisitions, disposals and other relevant corporate transactions arising in the year, and exclude unallocated surplus of with-profits funds.

Schedule of carrying value of policyholder liabilities and maturity profile of cash flows on a discounted basis

	31 Dec 2022 $m	31 Dec 2021 $m
Policyholder liabilities	122,263	151,915

Expected maturity:	31 Dec 2022%	31 Dec 2021%
0 to 5 years	22	20
5 to 10 years	18	18
10 to 15 years	14	15
15 to 20 years	11	12
20 to 25 years	10	10
Over 25 years	25	25

Schedule of policyholder liabilities and unallocated surplus, by operating segment

	31 Dec 2022 $m	31 Dec 2021 $m
Hong Kong	60,880	79,363
Indonesia	3,648	4,257
Malaysia	8,231	8,660
Singapore	31,197	34,361
Growth markets and other	18,995	20,905
Total segment	122,951	147,546

Schedule of reconciliation of gross and reinsurers' share of policyholder liabilities

		Reinsurers’
	Gross	share of		Unallocated
	insurance	insurance	Investment	surplus of
	contract	contract	contract	with-profits
	liabilities	liabilities	liabilities	funds
	$m	$m	$m	$m
At 1 Jan 2021	(436,787)	46,595	(4,459)	(5,217)
Removal of discontinued US operationsnote (i)	293,325	(35,232)	3,188	—
Income (expense) included in the income statementnotes (i)(iii)	(9,082)	(1,552)	189	(202)
Other movementsnote(ii)	—	—	(75)	—
Foreign exchange translation differences	1,789	(58)	(3)	35
Balance at 31 Dec 2021/1 Jan 2022	(150,755)	9,753	(1,160)	(5,384)
Income (expense) included in the income statementnotes (i),(iii)	27,252	(6,908)	88	1,868
Other movementsnote(ii)	—	—	(26)	—
Foreign exchange translation differences	2,290	(38)	48	21
At 31 Dec 2022	(121,213)	2,807	(1,050)	(3,495)

Notes

(i)

The total charge for benefits and claims shown in the income statement comprises the amounts shown as ‘Income (expense) included in the income statement’ in the table above together with claims paid of $(9,343) million in the year (2021: $(8,845) million) and claim amounts attributable to reinsurers of $740 million (2021: $581 million). Claims incurred, net of reinsurance, shown in the segment analysis of benefits and claims items below include claims paid and movement in claims outstanding payables, net of reinsurance, in the year.

(ii)

Other movements include premiums received and claims paid on investment contracts without discretionary participating features, which are taken directly to the statement of financial position in accordance with IAS 39.

(iii)

The 2021 movement in the gross contract liabilities included $160 million for the impact of a change to allow for illiquidity premium in the calculation of the valuation interest rate (VIR) used to value long-term insurance liabilities in Thailand. The 2022 movement in the gross contract liabilities and reinsurers’ share of insurance contract liabilities included the impact from the early adoption of the Hong Kong Risk-Based Capital Regime as discussed below.

Schedule of segmental analysis of the total charge for benefit and claims and movement in unallocated surplus, net of reinsurance

	2022 $m
					Growth
	Hong				markets	Total
	Kong	Indonesia	Malaysia	Singapore	and other	segment
Claims incurred, net of reinsurance	(2,033)	(1,228)	(1,070)	(2,718)	(1,768)	(8,817)
Decrease in policyholder liabilities, net of reinsurance	15,643	270	(135)	3,189	1,679	20,646
Movement in unallocated surplus of with-profits funds	1,815	—	53	—	—	1,868
Benefits and claims and movement in unallocated surplus, net of reinsurance	15,425	(958)	(1,152)	471	(89)	13,697

	2021 $m
					Growth
	Hong				markets	Total
	Kong	Indonesia	Malaysia	Singapore	and other	segment
Claims incurred, net of reinsurance	(1,687)	(1,184)	(1,015)	(3,037)	(1,590)	(8,513)
(Increase) decrease in policyholder liabilities, net of reinsurance	(6,088)	167	(260)	(2,856)	(1,159)	(10,196)
Movement in unallocated surplus of with-profits funds	(250)	—	48	—	—	(202)
Benefits and claims and movement in unallocated surplus, net of reinsurance	(8,025)	(1,017)	(1,227)	(5,893)	(2,749)	(18,911)

Schedule of reinsurers' share of insurance contract liabilities

	31 Dec 2022 $m	31 Dec 2021$m
Insurance contract liabilities	2,592	9,550
Claims outstanding	215	203
Total operations	2,807	9,753